Cover	12 Months Ended
Dec. 31, 2025
Entity Information [Line Items]
Entity Registrant Name	Associated Banc-Corp
Document Type	11-K
EBP 002
Entity Information [Line Items]
Entity Registrant Name	ASSOCIATED BANC-CORP
Document Type	11-K